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                                     ROPES & GRAY
                               ONE INTERNATIONAL PLACE
                          BOSTON, MASSACHUSETTS  02110-2624
                                    (617) 951-7000
                              Telecopier (617) 951-7050

                    Writer's Direct Dial Number:   (617) 951-7362


                                                 February 3, 1997

ELECTRONIC SUBMISSION - VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:  Cash Accumulation Trust (the "Trust")
         (Registration Nos. 2-91889 and 811-4060)
         ----------------------------------------

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by the Trust (1) to submit this filing in lieu of filing definitive forms of the Trust's Prospectus and Statement of Additional Information pursuant to Rule 497(c) under the 1933 Act and (2) to certify that:

    (i) the definitive form of Prospectus and form of Statement of Additional Information for the Trust, each dated February 1, 1997, that would have been filed pursuant to Rule 497(c) do not differ from the forms contained in the most recent amendment to the Trust registration statement ("Post-Effective Amendment No. 20"); and

    (ii) Post-Effective Amendment No. 20 was filed electronically with the Securities and Exchange Commission on January 29, 1997.

    No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at the number indicated above or, in my absence, to J.B. Kittredge of this office (at 617-951-7392).


                                       Very truly yours,


                                       /s/ David C. Sullivan


DCS/as:3188019.01
cc: Teresa A. Wagner
    Newton B. Schott, Jr.
    J.B. Kittredge